Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.23%
Aerospace & Defense–0.39%
Mercury Systems, Inc.(b)	233,603	$16,504,052
Alternative Carriers–0.90%
Iridium Communications, Inc.(b)	910,079	37,540,759
Application Software–12.35%
Anaplan, Inc.(b)	448,198	24,135,462
Avalara, Inc.(b)	151,220	20,177,285
Bill.com Holdings, Inc.(b)	296,906	43,199,823
Blackline, Inc.(b)	425,218	46,093,631
Everbridge, Inc.(b)	181,443	21,987,263
Fair Isaac Corp.(b)	54,072	26,281,696
Five9, Inc.(b)	226,683	35,437,353
Guidewire Software, Inc.(b)	204,817	20,815,552
HubSpot, Inc.(b)	129,597	58,864,253
LivePerson, Inc.(b)	563,702	29,729,643
Nuance Communications, Inc.(b)	985,897	43,024,545
Pegasystems, Inc.	299,145	34,204,239
Q2 Holdings, Inc.(b)	490,702	49,168,340
Smartsheet, Inc., Class A(b)	420,017	26,847,487
Zendesk, Inc.(b)	285,959	37,923,883
		517,890,455
Auto Parts & Equipment–1.58%
Fox Factory Holding Corp.(b)	288,032	36,597,346
Visteon Corp.(b)	244,085	29,766,166
		66,363,512
Automotive Retail–0.39%
Vroom, Inc.(b)	423,202	16,500,646
Biotechnology–9.79%
Abcam PLC (United Kingdom)(b)	1,246,661	23,919,369
CareDx, Inc.(b)	916,222	62,385,556
ChemoCentryx, Inc.(b)	301,338	15,440,559
Halozyme Therapeutics, Inc.(b)	942,608	39,297,328
Heron Therapeutics, Inc.(b)	788,234	12,777,273
Immunovant, Inc.(b)	395,135	6,337,965
Intellia Therapeutics, Inc.(b)	486,569	39,049,595
Iovance Biotherapeutics, Inc.(b)	446,777	14,144,960
Kodiak Sciences, Inc.(b)	172,016	19,504,894
Mirati Therapeutics, Inc.(b)	101,230	17,340,699
Natera, Inc.(b)	592,341	60,146,305
Sage Therapeutics, Inc.(b)	292,173	21,869,149
Translate Bio, Inc.(b)	876,173	14,448,093
Twist Bioscience Corp.(b)	513,791	63,638,153
		410,299,898
Brewers–0.98%
Boston Beer Co., Inc. (The), Class A(b)	34,084	41,114,847
Building Products–2.64%
Builders FirstSource, Inc.(b)	1,198,770	55,586,965
Simpson Manufacturing Co., Inc.	231,630	24,026,980
Trex Co., Inc.(b)	341,151	31,228,962
		110,842,907
Shares		Value
Casinos & Gaming–2.78%
Caesars Entertainment, Inc.(b)	690,495	$60,383,788
Penn National Gaming, Inc.(b)	534,128	55,997,979
		116,381,767
Construction & Engineering–1.78%
AECOM(b)	581,175	37,259,129
Valmont Industries, Inc.	157,587	37,453,703
		74,712,832
Consumer Finance–0.42%
LendingTree, Inc.(b)	81,735	17,409,555
Data Processing & Outsourced Services–0.43%
Black Knight, Inc.(b)	245,166	18,139,832
Distributors–0.64%
Pool Corp.	78,178	26,990,173
Diversified Support Services–0.60%
IAA, Inc.(b)	453,415	25,001,303
Education Services–0.80%
Bright Horizons Family Solutions, Inc.(b)	196,616	33,709,813
Electrical Components & Equipment–2.84%
Array Technologies, Inc.(b)	739,031	22,037,905
Generac Holdings, Inc.(b)	130,309	42,669,682
Shoals Technologies Group, Inc., Class A(b)	883,964	30,744,268
Vicor Corp.(b)	279,508	23,766,565
		119,218,420
Electronic Components–1.62%
II-VI, Inc.(b)	468,739	32,047,686
Littelfuse, Inc.	135,048	35,712,093
		67,759,779
Electronic Equipment & Instruments–0.90%
Trimble, Inc.(b)	487,316	37,908,312
Electronic Manufacturing Services–1.37%
Fabrinet (Thailand)(b)	320,952	29,010,851
IPG Photonics Corp.(b)	135,330	28,546,510
		57,557,361
Environmental & Facilities Services–0.77%
Clean Harbors, Inc.(b)	384,118	32,288,959
Financial Exchanges & Data–0.79%
Morningstar, Inc.	147,903	33,284,091
Food Distributors–0.84%
Performance Food Group Co.(b)	607,999	35,026,765
General Merchandise Stores–0.56%
Ollie’s Bargain Outlet Holdings, Inc.(b)	269,083	23,410,221
Health Care Equipment–7.38%
AtriCure, Inc.(b)	583,198	38,211,133
CONMED Corp.	266,070	34,746,081

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–(continued)
CryoPort, Inc.(b)	634,772	$33,014,492
Inari Medical, Inc.(b)	413,838	44,280,666
Insulet Corp.(b)	103,607	27,033,138
iRhythm Technologies, Inc.(b)	204,595	28,410,062
Masimo Corp.(b)	133,942	30,761,120
Mesa Laboratories, Inc.	89,203	21,720,930
Nevro Corp.(b)	168,516	23,507,982
Tandem Diabetes Care, Inc.(b)	313,919	27,703,352
		309,388,956
Health Care Services–1.37%
Chemed Corp.	46,556	21,407,380
LHC Group, Inc.(b)	188,815	36,103,316
		57,510,696
Health Care Technology–0.79%
Schrodinger, Inc.(b)	432,933	33,028,459
Home Improvement Retail–1.04%
Floor & Decor Holdings, Inc., Class A(b)	455,113	43,454,189
Homebuilding–0.76%
Installed Building Products, Inc.	286,934	31,815,242
Homefurnishing Retail–1.13%
RH(b)	79,418	47,380,779
Hotel & Resort REITs–0.70%
Ryman Hospitality Properties, Inc.	376,295	29,166,625
Hotels, Resorts & Cruise Lines–0.95%
Marriott Vacations Worldwide Corp.	227,631	39,648,768
Human Resource & Employment Services–0.72%
ASGN, Inc.(b)	315,475	30,108,934
Industrial Machinery–4.77%
Evoqua Water Technologies Corp.(b)	1,161,568	30,549,238
Kennametal, Inc.	488,363	19,519,869
Kornit Digital Ltd. (Israel)(b)	401,085	39,755,545
Nordson Corp.	129,849	25,798,399
Timken Co. (The)	406,834	33,022,716
Welbilt, Inc.(b)	3,158,810	51,330,663
		199,976,430
Industrial REITs–0.59%
EastGroup Properties, Inc.	173,029	24,791,595
Insurance Brokers–0.20%
Goosehead Insurance, Inc., Class A	79,435	8,513,843
Internet & Direct Marketing Retail–0.88%
Overstock.com, Inc.(b)	553,890	36,700,751
Internet Services & Infrastructure–0.38%
BigCommerce Holdings, Inc., Series 1(b)	278,683	16,107,877
Investment Banking & Brokerage–1.21%
LPL Financial Holdings, Inc.	356,879	50,733,919
Leisure Facilities–0.74%
Planet Fitness, Inc., Class A(b)	399,213	30,859,165
Life Sciences Tools & Services–9.35%
Adaptive Biotechnologies Corp.(b)	454,632	18,303,484
Shares		Value
Life Sciences Tools & Services–(continued)
Avantor, Inc.(b)	1,505,154	$43,544,105
Bio-Techne Corp.	167,626	64,021,398
Bruker Corp.	476,319	30,617,785
Maravai LifeSciences Holdings, Inc., Class A(b)	1,087,010	38,741,037
NeoGenomics, Inc.(b)	822,274	39,658,275
PRA Health Sciences, Inc.(b)	244,044	37,419,267
Repligen Corp.(b)	395,014	76,794,672
Syneos Health, Inc.(b)	568,760	43,140,446
		392,240,469
Other Diversified Financial Services–0.52%
VPC Impact Acquisition Holdings, Class A(b)	1,665,811	21,638,885
Pharmaceuticals–0.82%
Catalent, Inc.(b)	326,665	34,401,091
Research & Consulting Services–0.55%
Clarivate PLC (United Kingdom)(b)	880,209	23,228,715
Restaurants–1.59%
Texas Roadhouse, Inc.	396,612	38,050,955
Wingstop, Inc.	225,525	28,680,014
		66,730,969
Semiconductor Equipment–1.51%
Enphase Energy, Inc.(b)	164,632	26,696,725
MKS Instruments, Inc.	197,549	36,629,536
		63,326,261
Semiconductors–6.92%
Allegro MicroSystems, Inc. (Japan)(b)	798,410	20,239,694
Ambarella, Inc.(b)	284,644	28,575,411
Cree, Inc.(b)	360,849	39,018,602
Lattice Semiconductor Corp.(b)	1,223,149	55,066,168
MACOM Technology Solutions Holdings, Inc.(b)	532,129	30,874,125
Power Integrations, Inc.	441,378	35,963,479
Semtech Corp.(b)	559,825	38,627,925
Silicon Laboratories, Inc.(b)	297,079	41,908,935
		290,274,339
Specialty Chemicals–1.50%
Axalta Coating Systems Ltd.(b)	898,051	26,564,349
Element Solutions, Inc.	1,981,028	36,233,002
		62,797,351
Specialty Stores–0.91%
Five Below, Inc.(b)	199,106	37,987,434
Steel–0.87%
Cleveland-Cliffs, Inc.	1,823,098	36,662,501
Systems Software–0.59%
Qualys, Inc.(b)	238,168	24,955,243
Trading Companies & Distributors–0.91%
SiteOne Landscape Supply, Inc.(b)	223,013	38,077,240
Trucking–2.42%
Knight-Swift Transportation Holdings, Inc.	334,743	16,097,791
Lyft, Inc., Class A(b)	720,321	45,509,881
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Trucking–(continued)
Saia, Inc.(b)	173,673	$40,045,520
		101,653,192
Total Common Stocks & Other Equity Interests (Cost $2,300,723,533)		4,119,016,177
Money Market Funds–1.84%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	26,950,198	26,950,198
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	19,197,976	19,205,656
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	30,800,226	$30,800,226
Total Money Market Funds (Cost $76,956,078)		76,956,080
TOTAL INVESTMENTS IN SECURITIES–100.07% (Cost $2,377,679,611)		4,195,972,257
OTHER ASSETS LESS LIABILITIES—(0.07)%		(2,957,416)
NET ASSETS–100.00%		$4,193,014,841
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,693,873	$98,691,595	$(87,435,270)	$-	$-	$26,950,198	$2,928
Invesco Liquid Assets Portfolio, Institutional Class	11,034,856	70,493,996	(62,324,299)	1,087	16	19,205,656	1,787
Invesco Treasury Portfolio, Institutional Class	17,935,855	112,790,394	(99,926,023)	-	-	30,800,226	1,122
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,705,412	24,591,685	(35,297,097)	-	-	-	276*
Invesco Private Prime Fund	16,058,118	36,475,586	(52,535,851)	-	2,147	-	2,974*
Total	$71,428,114	$343,043,256	$(337,518,540)	$1,087	$2,163	$76,956,080	$9,087

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,095,096,808	$23,919,369	$—	$4,119,016,177
Money Market Funds	76,956,080	—	—	76,956,080
Total Investments	$4,172,052,888	$23,919,369	$—	$4,195,972,257
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Small Cap Growth Fund